Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Stand-alone, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 12,466,987	¥ 11,582,199
Total capital (to risk-weighted assets): Actual ratio	17.23%	17.52%
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 9,791,887	¥ 9,087,335
Tier 1 capital (to risk-weighted assets): Actual ratio	13.54%	13.74%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 8,611,200	¥ 7,854,651
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	11.90%	11.88%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,785,339	¥ 5,287,273
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,339,004	¥ 3,635,000
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%	5.50%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,254,253	¥ 2,643,636
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%	4.00%
Stand-alone, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,318,909	¥ 2,068,948
Total capital (to risk-weighted assets): Actual ratio	19.16%	18.51%
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,803,581	¥ 1,606,684
Tier 1 capital (to risk-weighted assets): Actual ratio	14.90%	14.37%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,736,419	¥ 1,533,733
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	14.35%	13.72%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 967,936	¥ 893,909
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 725,952	¥ 614,563
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%	5.50%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 544,464	¥ 446,955
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%	4.00%
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 17,552,332	¥ 15,394,342
Total capital (to risk-weighted assets): Actual ratio	15.68%	15.53%
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 14,130,341	¥ 12,341,870
Tier 1 capital (to risk-weighted assets): Actual ratio	12.62%	12.45%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 12,466,619	¥ 11,153,032
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	11.14%	11.25%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 8,952,125	¥ 7,926,746
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,714,094	¥ 5,449,638
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%	5.50%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,035,570	¥ 3,963,373
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%	4.00%
Consolidated, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 13,730,706	¥ 12,256,176
Total capital (to risk-weighted assets): Actual ratio	15.61%	15.57%
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 10,848,856	¥ 9,611,553
Tier 1 capital (to risk-weighted assets): Actual ratio	12.33%	12.21%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 9,571,860	¥ 8,696,589
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	10.88%	11.05%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 7,034,576	¥ 6,294,248
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,275,932	¥ 4,327,295
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%	5.50%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,956,949	¥ 3,147,124
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%	4.00%
Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,336,773	¥ 2,057,338
Total capital (to risk-weighted assets): Actual ratio	19.15%	18.38%
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,861,451	¥ 1,652,410
Tier 1 capital (to risk-weighted assets): Actual ratio	15.26%	14.76%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,793,578	¥ 1,590,690
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	14.70%	14.21%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 975,763	¥ 895,051
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 731,822	¥ 615,347
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%	5.50%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 548,867	¥ 447,525
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%	4.00%